COMMITMENTS AND CONTINGENCIES (Details Narrative)							1 Months Ended	12 Months Ended
	Sep. 21, 2023 shares	Apr. 20, 2023 $ / shares shares	Jul. 28, 2022 USD ($)	Jul. 11, 2022 USD ($)	May 01, 2022 USD ($)	Sep. 14, 2021 shares	Apr. 30, 2023 shares	Oct. 31, 2023 USD ($) a	Oct. 16, 2023 $ / shares	Mar. 31, 2023 a	Feb. 28, 2023 a	Oct. 31, 2022 USD ($)	May 27, 2022 USD ($)
Area of land | a								8,417
Non refundable payment												$ 252,512	$ 252,512
Annual retainer, additional								$ 3,341
Share Price | $ / shares									$ 0.27
Trio LLC [Member]
Issuance of common stock for cash net, shares | shares						4,900,000
Consulting fee					$ 35,000
Accrued interest expense								406,000
Warrant [Member]
Issuance of common stock for cash net, shares | shares	451,831	100,000
Debt Instrument, Term		5 years
Share Price | $ / shares		$ 3.30
IPO [Member]
Directors fees								$ 156,154
Issuance of common stock for cash net, shares | shares							375,000
Director [Member]
Annual retainer, additional				$ 50,000
Board Committee [Member]
Annual retainer, additional				$ 10,000
Advisors [Member]
Non refundable payment			$ 25,000
Agreement with advisors, description			cash fee or an underwriter discount of 7.5% of the aggregate proceeds raised in the IPO, warrants to purchase a number of common shares equal to 5% of the aggregate number of common shares placed in the IPO, an expense allowance of up to $150,000 for fees and expenses of legal counsel and other out-of-pocket expenses and 1% of the gross proceeds of the IPO to Spartan for non-accountable expenses. The agreement also provides for an option to Spartan that is exercisable within 45 days after the closing of the IPO to purchase up to an additional 15% of the total number of securities offered by the Company in the IPO. For a period of 18 months following the July 28, 2023 expiration of the agreement, Spartan shall be entitled to receive the same 7.5% cash fee and 5% warrant coverage compensation under the “tail” terms of the agreement with respect to financing transactions the Company consummates with any party contacted or introduced by Spartan to the Company prior to the expiration of the Spartan agreement.
Legal cost			$ 150,000
IPO [Member] | Warrant [Member]
Public offering price percentage		110.00%
First Aforementioned [Member] | Unproved Property Lease [Member]
Area of land | a								8,417
Non refundable payment												$ 252,512
Second Aforementioned [Member]
Area of land | a								160
Second Aforementioned [Member] | Unproved Property Lease [Member]
Area of land | a								160
Delay rental payments | a								30
First Group [Member] | Unproved Property Lease [Member]
Area of land | a										360	360
Delay rental payments | a										25	25
Second Group [Member] | Unproved Property Lease [Member]
Area of land | a										307.75	307.75
Delay rental payments | a										30	30
Lease, term										20 years	20 years